T. ROWE PRICE Global High Income Bond Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
BRAZIL 3.3%
Corporate Bonds 3.3%
Aegea Finance, 9.00%, 1/20/31 (USD) (1) 2,080,000 2,253
Braskem Netherlands Finance, 8.50%, 1/12/31 (USD) (1) 2,710,000 2,882
CSN Resources, 8.875%, 12/5/30 (USD) (1) 2,750,000 2,790
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (1) 1,315,000 1,244
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  1,085,000 1,027
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD) (1) 2,515,000 2,355
Klabin Austria, 3.20%, 1/12/31 (USD)  3,575,000 3,174
Suzano Austria, 3.75%, 1/15/31 (USD)  2,875,000 2,651
Total Brazil (Cost $18,251) 18,376
CANADA 2.1%
Corporate Bonds 2.1%
Jones Deslauriers Insurance Management, 8.50%, 3/15/30
(USD) (1) 3,275,000 3,488
Jones Deslauriers Insurance Management, 10.50%, 12/15/30
(USD) (1) 730,000 794
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (USD) (1)(2) 195,000 203
South Bow Canadian Infrastructure Holdings, VR, 7.625%,
3/1/55 (USD) (1)(2) 2,555,000 2,644
Vermilion Energy, 6.875%, 5/1/30 (USD) (1) 4,200,000 4,200
Total Canada (Cost $11,122) 11,329
CHILE 1.9%
Corporate Bonds 1.9%
AES Andes, VR, 6.35%, 10/7/79 (USD) (2) 416,000 414
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(2) 3,100,000 3,207
Agrosuper, 4.60%, 1/20/32 (USD) (1) 2,355,000 2,171
Banco de Credito e Inversiones, VR, 8.75% (USD) (1)(2)(3) 3,420,000 3,685
Mercury Chile Holdco, 6.50%, 1/24/27 (USD) (1) 1,030,000 1,023
Total Chile (Cost $10,403) 10,500
COLOMBIA 1.7%
Corporate Bonds 1.7%
Aris Mining, 6.875%, 8/9/26 (USD) (1) 2,845,000 2,840
Bancolombia, VR, 8.625%, 12/24/34 (USD) (2) 2,945,000 3,164
Ecopetrol, 4.625%, 11/2/31 (USD)  1,315,000 1,130

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Ecopetrol, 5.875%, 5/28/45 (USD)  875,000 657
Ecopetrol, 8.375%, 1/19/36 (USD)  255,000 261
Ecopetrol, 8.875%, 1/13/33 (USD)  1,205,000 1,293
Total Colombia (Cost $9,150) 9,345
FRANCE 4.0%
Corporate Bonds 4.0%
Altice France, 4.25%, 10/15/29 (1) 885,000 685
Altice France, 5.875%, 2/1/27  1,460,000 1,270
Altice France Holding, 4.00%, 2/15/28  5,800,000 1,629
Banijay Entertainment, 7.00%, 5/1/29 (1) 1,340,000 1,567
Banijay Entertainment, 8.125%, 5/1/29 (USD) (1) 1,020,000 1,058
Forvia, 5.50%, 6/15/31  1,050,000 1,155
Iliad Holding, 5.125%, 10/15/26  422,000 474
Iliad Holding, 8.50%, 4/15/31 (USD) (1) 2,090,000 2,242
IPD 3, 8.00%, 6/15/28 (1) 1,715,000 2,018
IPD 3, 8.00%, 6/15/28  650,000 765
IPD 3, FRN, 3M EURIBOR + 3.375%, 6.856%, 6/15/31 (1) 853,000 950
IPD 3, FRN, 3M EURIBOR + 3.375%, 6.856%, 6/15/31  345,000 384
Loxam, 6.375%, 5/31/29 (1) 1,905,000 2,212
Loxam, 6.375%, 5/31/29  2,120,000 2,462
Picard Groupe, 6.375%, 7/1/29 (1) 1,470,000 1,674
Picard Groupe, 6.375%, 7/1/29  1,375,000 1,566
UBS, 5.125%, 10/15/26 (1) 114,000 128
Total France (Cost $25,940) 22,239
GERMANY 3.1%
Corporate Bonds 3.1%
Gruenenthal, 3.625%, 11/15/26 (1) 410,000 452
Gruenenthal, 3.625%, 11/15/26  1,975,000 2,176
Gruenenthal, 4.125%, 5/15/28 (1) 210,000 233
Gruenenthal, 4.125%, 5/15/28  520,000 577
Gruenenthal, 6.75%, 5/15/30 (1) 645,000 766
ProGroup, 5.375%, 4/15/31 (1) 2,515,000 2,722
ProGroup, 5.375%, 4/15/31  950,000 1,028
TK Elevator Holdco, 6.625%, 7/15/28 (1) 724,500 803
TK Elevator Holdco, 6.625%, 7/15/28  247,500 274
TK Elevator U.S. Newco, 5.25%, 7/15/27 (USD) (1) 1,985,000 1,960
TUI Cruises, 6.25%, 4/15/29 (1) 985,000 1,150
TUI Cruises, 6.25%, 4/15/29  1,765,000 2,061
ZF Finance, 2.25%, 5/3/28  900,000 903

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ZF North America Capital, 6.875%, 4/14/28 (USD) (1) 1,735,000 1,770
Total Germany (Cost $16,558) 16,875
GHANA 0.7%
Corporate Bonds 0.7%
Kosmos Energy, 7.75%, 5/1/27 (USD) (1) 740,000 732
Kosmos Energy, 8.75%, 10/1/31 (USD) (1) 3,315,000 3,270
Total Ghana (Cost $4,049) 4,002
GUATEMALA 0.6%
Corporate Bonds 0.6%
CT Trust, 5.125%, 2/3/32 (USD) (1) 1,210,000 1,110
CT Trust, 5.125%, 2/3/32 (USD)  905,000 830
Millicom International Cellular, 7.375%, 4/2/32 (USD) (1) 1,520,000 1,563
Total Guatemala (Cost $3,565) 3,503
INDIA 0.5%
Corporate Bonds 0.5%
Greenko Power II, 4.30%, 12/13/28 (USD)  2,806,363 2,647
Total India (Cost $2,476) 2,647
ISRAEL 1.0%
Corporate Bonds 1.0%
Teva Pharmaceutical Finance Netherlands II, 3.75%, 5/9/27
(EUR)  400,000 441
Teva Pharmaceutical Finance Netherlands II, 4.375%, 5/9/30
(EUR)  735,000 813
Teva Pharmaceutical Finance Netherlands II, 7.375%, 9/15/29
(EUR)  965,000 1,204
Teva Pharmaceutical Finance Netherlands II, 7.875%, 9/15/31
(EUR)  2,305,000 3,034
Total Israel (Cost $5,209) 5,492
ITALY 1.9%
Corporate Bonds 1.9%
Golden Goose, FRN, 3M EURIBOR + 4.875%, 8.417%, 5/14/27  1,665,000 1,868
IMA Industria Macchine Automatiche, 3.75%, 1/15/28  2,265,000 2,448
IMA Industria Macchine Automatiche, FRN, 3M EURIBOR +
3.75%, 7.435%, 4/15/29 (1) 2,050,000 2,302
IMA Industria Macchine Automatiche, FRN, 3M EURIBOR +
3.75%, 7.435%, 4/15/29  730,000 820

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Itelyum Regeneration, 4.625%, 10/1/26 (1) 840,000 922
Itelyum Regeneration, 4.625%, 10/1/26  2,060,000 2,262
Total Italy (Cost $10,505) 10,622
LUXEMBOURG 1.6%
Bank Loans 0.1% (4)
Albion Financing 3, FRN, 3M TSFR + 4.25%, 9.826%, 8/2/29
(USD)  423,938 426
426
Corporate Bonds 1.5%
Albion Financing 1, 6.125%, 10/15/26 (USD) (1) 2,410,000 2,407
Altice Financing, 5.00%, 1/15/28 (USD) (1) 1,995,000 1,686
Altice Finco, 4.75%, 1/15/28  2,775,000 2,127
Monitchem HoldCo 3, 8.75%, 5/1/28 (1) 175,000 199
Monitchem HoldCo 3, 8.75%, 5/1/28  1,725,000 1,968
8,387
Total Luxembourg (Cost $9,646) 8,813
MAURITIUS 0.9%
Corporate Bonds 0.9%
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 2,110,000 2,121
Axian Telecom, 7.375%, 2/16/27 (USD)  3,000,000 3,016
Total Mauritius (Cost $5,049) 5,137
MEXICO 3.8%
Corporate Bonds 3.8%
Banco Mercantil del Norte, VR, 8.375% (USD) (2)(3) 3,455,000 3,625
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (2) 1,785,000 1,738
BBVA Bancomer, VR, 8.125%, 1/8/39 (USD) (1)(2) 1,950,000 2,068
BBVA Bancomer, VR, 8.45%, 6/29/38 (USD) (1)(2) 730,000 797
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  635,000 615
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  2,475,000 2,429
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  2,865,000 2,709
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  3,030,000 2,173
Petroleos Mexicanos, 7.69%, 1/23/50 (USD)  6,475,000 5,063
Total Mexico (Cost $21,543) 21,217

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MOROCCO 0.4%
Corporate Bonds 0.4%
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  2,425,000 2,398
Total Morocco (Cost $2,330) 2,398
NETHERLANDS 1.7%
Corporate Bonds 1.7%
Boels Topholding, 6.25%, 2/15/29 (1) 495,000 571
Boels Topholding, 6.25%, 2/15/29  1,630,000 1,878
Boost Newco Borrower, 8.50%, 1/15/31 (GBP) (1) 330,000 477
UPCB Finance VII, 3.625%, 6/15/29  1,770,000 1,904
Ziggo Bond, 3.375%, 2/28/30 (1) 710,000 714
Ziggo Bond, 3.375%, 2/28/30  3,780,000 3,803
Total Netherlands (Cost $9,173) 9,347
PANAMA 0.3%
Corporate Bonds 0.3%
C&W Senior Finance, 6.875%, 9/15/27 (USD) (1) 1,490,000 1,486
Total Panama (Cost $1,497) 1,486
PERU 0.6%
Corporate Bonds 0.6%
Banco Internacional del Peru Interbank, VR, 7.625%, 1/16/34
(USD) (1)(2) 1,915,000 2,070
Minsur, 4.50%, 10/28/31 (USD) (1) 1,545,000 1,424
Total Peru (Cost $3,462) 3,494
POLAND 0.2%
Corporate Bonds 0.2%
InPost, 2.25%, 7/15/27 (EUR)  955,000 1,019
Total Poland (Cost $947) 1,019
ROMANIA 1.2%
Corporate Bonds 1.2%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (2) 2,770,000 3,269
RCS & RDS, 3.25%, 2/5/28 (EUR) (1) 800,000 858
RCS & RDS, 3.25%, 2/5/28 (EUR)  2,500,000 2,679
Total Romania (Cost $6,509) 6,806

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SERBIA 0.4%
Corporate Bonds 0.4%
United Group, 3.625%, 2/15/28 (EUR)  1,940,000 2,074
Total Serbia (Cost $2,197) 2,074
SLOVENIA 1.5%
Corporate Bonds 1.5%
Nova Kreditna Banka Maribor, VR, 7.375%, 6/29/26 (2) 2,100,000 2,397
Nova Ljubljanska Banka, VR, 6.875%, 1/24/34 (2) 2,600,000 3,086
Summer BidCo, 10.00%, 2/15/29, (10.00% Cash or 10.75%
PIK) (1)(5) 762,097 878
Summer BidCo, 10.00%, 2/15/29, (10.00% Cash or 10.75%
PIK) (5) 1,574,635 1,815
Total Slovenia (Cost $7,928) 8,176
SPAIN 1.4%
Corporate Bonds 1.4%
Cirsa Finance International, 4.50%, 3/15/27  685,000 756
Cirsa Finance International, 6.50%, 3/15/29 (1) 875,000 1,016
Cirsa Finance International, 6.50%, 3/15/29  835,000 970
Cirsa Finance International, 7.875%, 7/31/28 (1) 1,250,000 1,475
Cirsa Finance International, 10.375%, 11/30/27 (1) 315,000 371
Kaixo Bondco Telecom, 5.125%, 9/30/29  1,125,000 1,253
Lorca Telecom Bondco, 4.00%, 9/18/27 (1) 1,250,000 1,382
Lorca Telecom Bondco, 4.00%, 9/18/27  565,000 625
Total Spain (Cost $7,584) 7,848
SWEDEN 0.8%
Corporate Bonds 0.8%
Verisure Holding, 3.25%, 2/15/27 (EUR)  1,810,000 1,972
Verisure Holding, 7.125%, 2/1/28 (EUR) (1) 235,000 272
Verisure Holding, 7.125%, 2/1/28 (EUR)  520,000 602
Verisure Midholding, 5.25%, 2/15/29 (EUR)  1,135,000 1,256
Total Sweden (Cost $3,859) 4,102
TANZANIA 0.7%
Convertible Bonds 0.0%
HTA Group, 2.875%, 3/18/27 (USD)  200,000 187
187

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 0.7%
HTA Group, 7.50%, 6/4/29 (USD) (1) 3,490,000 3,560
3,560
Total Tanzania (Cost $3,698) 3,747
TÜRKIYE 0.3%
Corporate Bonds 0.3%
Ford Otomotiv Sanayi, 7.125%, 4/25/29 (USD) (1) 1,725,000 1,787
Total Türkiye (Cost $1,740) 1,787
UNITED KINGDOM 9.7%
Corporate Bonds 9.7%
Bracken MidCo1, 6.75%, 11/1/27, (6.75% Cash or 7.5%
PIK) (5) 3,975,000 5,042
Deuce Finco, 5.50%, 6/15/27 (1) 1,185,000 1,553
Deuce Finco, 5.50%, 6/15/27  2,960,000 3,879
eG Global Finance, 12.00%, 11/30/28 (USD) (1) 2,350,000 2,609
Flutter Treasury Designated Activity, 6.375%, 4/29/29 (USD) (1) 5,500,000 5,678
Iceland Bondco, 4.625%, 3/15/25  40,000 53
Iceland Bondco, 10.875%, 12/15/27 (1) 410,000 589
Iceland Bondco, 10.875%, 12/15/27  1,620,000 2,326
Iceland Bondco, FRN, 3M EURIBOR + 5.50%, 9.042%,
12/15/27 (EUR) (1) 465,000 525
INEOS Finance, 6.375%, 4/15/29 (EUR) (1) 1,915,000 2,197
INEOS Finance, 6.375%, 4/15/29 (EUR)  725,000 832
Jerrold Finco, 5.25%, 1/15/27  2,005,000 2,634
Kane Bidco, 5.00%, 2/15/27 (EUR)  4,630,000 5,078
Merlin Entertainments Group U.S. Holdings, 7.375%, 2/15/31
(USD) (1) 770,000 770
Miller Homes Group Finco, FRN, 3M EURIBOR + 5.25%,
8.792%, 5/15/28 (EUR)  1,373,000 1,546
Motion Finco, 7.375%, 6/15/30 (EUR)  2,270,000 2,551
Pinewood Finco, 3.625%, 11/15/27 (1) 1,075,000 1,354
Pinnacle Bidco, 8.25%, 10/11/28 (EUR) (1) 650,000 765
Pinnacle Bidco, 8.25%, 10/11/28 (EUR)  2,685,000 3,162
Pinnacle Bidco, 10.00%, 10/11/28 (1) 655,000 932
RAC Bond, 5.25%, 11/4/27 (1) 1,690,000 2,214
RAC Bond, 5.25%, 11/4/27  1,015,000 1,330
Virgin Media Secured Finance, 4.125%, 8/15/30  1,380,000 1,594
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,200,000 1,379
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  790,000 909
Zegona Finance, 6.75%, 7/15/29 (EUR) (1) 1,350,000 1,567

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Zegona Finance, 6.75%, 7/15/29 (EUR)  750,000 870
Total United Kingdom (Cost $53,710) 53,938
UNITED STATES 48.0%
Asset-Backed Securities 0.1%
Frontier Issuer, Series 2023-1, Class C, 11.50%, 8/20/53 (1) 181,554 196
Frontier Issuer, Series 2024-1, Class C, 11.16%, 6/20/54 (1) 109,166 125
321
Bank Loans 6.4% (4)
Ascend Learning, FRN, 1M TSFR + 5.75%, 10.695%,
12/10/29 (6) 3,315,000 3,203
AssuredPartners, FRN, 1M TSFR + 3.50%, 8.345%, 2/14/31 (6) 3,170,350 3,167
Asurion, FRN, 1M TSFR + 5.25%, 10.21%, 1/31/28  785,424 734
Asurion, FRN, 1M TSFR + 5.25%, 10.21%, 1/20/29 (6) 1,407,352 1,298
AthenaHealth Group, FRN, 1M TSFR + 3.25%, 8.497%,
2/15/29 (6) 2,380,709 2,363
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 8.27%, 5/10/27 (6) 1,870,086 1,861
Central Parent, FRN, 3M TSFR + 3.25%, 7.854%, 7/6/29 (6) 2,970,000 2,936
Chobani, FRN, 1M TSFR + 3.75%, 8.595%, 10/25/27  644,808 646
Ellucian Holdings, FRN, 1M TSFR + 3.50%, 8.445%, 10/9/29  1,159,443 1,162
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
10.865%, 5/21/29  2,782,726 2,767
Hightower Holding, FRN, 3M TSFR + 3.50%, 8.748%,
4/21/28 (6) 1,850,363 1,849
LTI Holdings, FRN, 1M TSFR + 4.75%, 9.595%, 7/30/29 (6) 2,790,000 2,742
Medline Borrower, FRN, 1M TSFR + 2.25%, 7.095%, 10/23/28  1,400,000 1,398
MIWD Holdco II, FRN, 1 M TSFR + 3.50%, 8.345%, 3/28/31  703,238 704
OneDigital Borrower, FRN, 1M TSFR + 3.25%, 7/2/31 (6) 822,938 815
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 10.095%,
7/2/32 (6) 2,580,000 2,552
Pro Mach Group, FRN, 1M TSFR + 3.50%, 8.345%, 8/31/28  495,000 496
Proampac PG Borrower, FRN, 3M TSFR + 4.00%, 9.229%,
9/15/28  645,680 646
RealPage, FRN, 1M TSFR + 6.50%, 11.46%, 4/23/29 (6) 3,261,191 3,124
Triton Water Holdings, FRN, 3M TSFR + 4.00%, 8.604%,
3/31/28  516,100 516
Truist Insurance Holdings, FRN, 3M TSFR + 3.25%, 7.854%,
5/6/31  785,463 784
35,763
Corporate Bonds 40.7%
Aethon United BR, 7.50%, 10/1/29 (1) 1,936,000 1,955
Alliant Holdings Intermediate, 5.875%, 11/1/29 (1) 1,410,000 1,350

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 830,000 827
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 1,190,000 1,220
Allied Universal Holdco, 3.625%, 6/1/28 (EUR)  3,295,000 3,449
Allied Universal Holdco, 4.875%, 6/1/28 (GBP)  430,000 532
Alpha Generation, 6.75%, 10/15/32 (1) 1,860,000 1,888
American Finance Trust, 4.50%, 9/30/28 (1) 1,280,000 1,203
AmeriGas Partners, 9.375%, 6/1/28 (1) 4,165,000 4,363
Arcosa, 6.875%, 8/15/32 (1) 460,000 480
Aretec Group, 10.00%, 8/15/30 (1) 850,000 902
Arsenal AIC Parent, 8.00%, 10/1/30 (1) 717,000 770
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 2,205,000 2,492
AthenaHealth Group, 6.50%, 2/15/30 (1) 1,730,000 1,661
Avient, 6.25%, 11/1/31 (1) 980,000 1,003
Avis Budget Car Rental, 8.25%, 1/15/30 (1) 2,395,000 2,443
Avis Budget Finance, 7.25%, 7/31/30 (EUR)  1,395,000 1,547
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31 (1) 485,000 518
Bausch + Lomb, 8.375%, 10/1/28 (1) 1,860,000 1,967
Capstone Borrower, 8.00%, 6/15/30 (1) 2,245,000 2,374
Carnival, 1.00%, 10/28/29 (EUR)  595,000 573
Carnival, 5.75%, 1/15/30 (EUR) (1) 2,290,000 2,723
Carnival, 7.625%, 3/1/26 (1) 1,040,000 1,049
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(5) 2,519,000 2,960
CCO Holdings, 4.25%, 2/1/31 (1) 2,470,000 2,174
CCO Holdings, 4.50%, 8/15/30 (1) 2,410,000 2,172
CCO Holdings, 6.375%, 9/1/29 (1) 280,000 279
Chesapeake Energy, 6.75%, 4/15/29 (1) 1,035,000 1,052
Chobani, 4.625%, 11/15/28 (1) 1,345,000 1,310
Chobani, 7.625%, 7/1/29 (1) 615,000 646
CHS, 5.25%, 5/15/30 (1) 1,585,000 1,462
CHS, 6.875%, 4/1/28 (1) 1,430,000 1,201
CHS, 6.875%, 4/15/29 (1) 2,200,000 1,999
CHS, 10.875%, 1/15/32 (1) 1,475,000 1,626
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (1) 1,880,000 1,842
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1) 900,000 777
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1) 475,000 505
Cloud Software Group, 6.50%, 3/31/29 (1) 1,545,000 1,531
Cloud Software Group, 8.25%, 6/30/32 (1) 2,860,000 2,989
Cloud Software Group, 9.00%, 9/30/29 (1) 1,710,000 1,731
Clydesdale Acquisition Holdings, 8.75%, 4/15/30 (1) 2,455,000 2,492
CMG Media, 8.875%, 12/15/27 (1) 2,750,000 1,609
Comstock Resources, 6.75%, 3/1/29 (1) 3,420,000 3,330
Constellium, 3.125%, 7/15/29 (EUR)  995,000 1,058
Constellium, 5.375%, 8/15/32 (EUR) (1) 1,435,000 1,642

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Crescent Energy Finance, 7.375%, 1/15/33 (1) 2,445,000 2,411
Crescent Energy Finance, 7.625%, 4/1/32 (1) 2,345,000 2,342
CSC Holdings, 5.50%, 4/15/27 (1) 1,790,000 1,571
CSC Holdings, 6.50%, 2/1/29 (1) 690,000 569
CSC Holdings, 7.50%, 4/1/28 (1) 1,250,000 828
CSC Holdings, 11.25%, 5/15/28 (1) 770,000 742
CSC Holdings, 11.75%, 1/31/29 (1) 1,230,000 1,185
CVR Partners, 6.125%, 6/15/28 (1) 3,525,000 3,432
Dana Financing Luxembourg, 3.00%, 7/15/29 (EUR)  1,030,000 1,008
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 1,559,000 1,842
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR)  821,000 970
Diamond Foreign Asset, 8.50%, 10/1/30 (1) 3,185,000 3,328
DISH DBS, 5.125%, 6/1/29  845,000 566
DISH DBS, 5.75%, 12/1/28 (1) 2,248,000 1,956
DISH DBS, 7.75%, 7/1/26  445,000 387
DISH Network, 11.75%, 11/15/27 (1) 520,000 545
Global Net Lease, 3.75%, 12/15/27 (1) 2,470,000 2,300
Graphic Packaging International, 2.625%, 2/1/29 (EUR) (1) 1,085,000 1,125
Graphic Packaging International, 3.75%, 2/1/30 (1) 2,945,000 2,739
Hightower Holding, 9.125%, 1/31/30 (1) 1,860,000 1,937
Hilcorp Energy I, 6.00%, 4/15/30 (1) 1,435,000 1,396
Hilcorp Energy I, 6.00%, 2/1/31 (1) 285,000 277
Hilcorp Energy I, 6.25%, 4/15/32 (1) 1,145,000 1,114
Hilcorp Energy I, 6.875%, 5/15/34 (1) 745,000 741
HUB International, 5.625%, 12/1/29 (1) 1,500,000 1,468
HUB International, 7.375%, 1/31/32 (1) 665,000 686
Jane Street Group, 7.125%, 4/30/31 (1) 2,320,000 2,459
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00%
PIK) (1)(5) 1,649,762 1,375
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 990,000 802
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 2,402,000 2,192
Legacy LifePoint Health, 4.375%, 2/15/27 (1) 370,000 362
Level 3 Financing, 10.75%, 12/15/30 (1) 3,198,684 3,503
Level 3 Financing, 11.00%, 11/15/29 (1) 279,732 309
LifePoint Health, 5.375%, 1/15/29 (1) 1,405,000 1,314
LifePoint Health, 9.875%, 8/15/30 (1) 1,395,000 1,534
LifePoint Health, 10.00%, 6/1/32 (1) 540,000 591
LifePoint Health, 11.00%, 10/15/30 (1) 1,390,000 1,567
Madison IAQ, 5.875%, 6/30/29 (1) 1,135,000 1,100
McAfee, 7.375%, 2/15/30 (1) 4,195,000 4,090
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (1) 4,075,000 3,754
Midcontinent Communications, 8.00%, 8/15/32 (1) 2,715,000 2,762
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  900,000 854

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MPT Operating Partnership, 2.50%, 3/24/26 (GBP)  1,695,000 2,043
MPT Operating Partnership, 5.00%, 10/15/27  1,540,000 1,382
Navient, 4.875%, 3/15/28  705,000 679
Navient, 5.50%, 3/15/29  400,000 387
Navient, 5.625%, 8/1/33  1,245,000 1,097
Navient, 9.375%, 7/25/30  2,715,000 2,990
NCL, 5.875%, 3/15/26 (1) 335,000 335
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 3,945,000 3,866
New Albertsons, 7.45%, 8/1/29  4,000 4
NGL Energy Operating, 8.125%, 2/15/29 (1) 845,000 864
NGL Energy Operating, 8.375%, 2/15/32 (1) 3,055,000 3,143
NRG Energy, VR, 10.25% (1)(2)(3) 1,522,000 1,712
OneMain Finance, 7.125%, 11/15/31  1,115,000 1,125
OneMain Finance, 7.875%, 3/15/30  575,000 599
OneMain Finance, 9.00%, 1/15/29  1,925,000 2,036
Organon, 2.875%, 4/30/28 (EUR) (1) 205,000 218
Organon, 5.125%, 4/30/31 (1) 3,020,000 2,839
Perrigo Finance Unlimited, 5.375%, 9/30/32 (EUR)  2,110,000 2,383
PG&E, VR, 7.375%, 3/15/55 (2) 3,865,000 4,051
Rivian Holdings, FRN, 6M TSFR + 6.053%, 11.359%,
10/15/26 (1) 1,815,000 1,822
Royal Caribbean Cruises, 5.625%, 9/30/31 (1) 1,315,000 1,333
Royal Caribbean Cruises, 6.00%, 2/1/33 (1) 2,255,000 2,311
Royal Caribbean Cruises, 6.25%, 3/15/32 (1) 1,735,000 1,800
Ryan Specialty, 5.875%, 8/1/32 (1) 1,365,000 1,387
Seadrill Finance, 8.375%, 8/1/30 (1) 3,770,000 3,930
Service Properties Trust, 4.75%, 10/1/26  943,000 905
Service Properties Trust, 5.50%, 12/15/27  1,440,000 1,363
Stagwell Global, 5.625%, 8/15/29 (1) 3,360,000 3,251
Summit Materials, 7.25%, 1/15/31 (1) 640,000 677
Sunoco, 7.25%, 5/1/32 (1) 1,581,000 1,674
Tallgrass Energy Partners, 6.00%, 12/31/30 (1) 1,135,000 1,075
Tallgrass Energy Partners, 6.00%, 9/1/31 (1) 1,785,000 1,685
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 785,000 794
Tenneco, 8.00%, 11/17/28 (1) 2,580,000 2,386
Transocean, 8.50%, 5/15/31 (1) 2,390,000 2,366
Transocean Aquila, 8.00%, 9/30/28 (1) 2,105,000 2,152
Trident TPI Holdings, 12.75%, 12/31/28 (1) 1,550,000 1,720
Univision Communications, 7.375%, 6/30/30 (1) 3,650,000 3,531
Univision Communications, 8.00%, 8/15/28 (1) 500,000 510
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 495,000 468
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 620,000 575
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 430,000 449

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Venture Global LNG, 8.375%, 6/1/31 (1) 2,860,000 3,014
Venture Global LNG, 9.50%, 2/1/29 (1) 555,000 624
Venture Global LNG, 9.875%, 2/1/32 (1) 455,000 504
Venture Global LNG, VR, 9.00% (1)(2)(3) 2,430,000 2,463
Vistra, VR, 8.00% (1)(2)(3) 845,000 875
Vistra, Series C, VR, 8.875% (1)(2)(3) 4,030,000 4,287
WR Grace Holdings, 4.875%, 6/15/27 (1) 980,000 962
WR Grace Holdings, 5.625%, 8/15/29 (1) 3,275,000 3,074
225,429
Municipal Securities 0.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (7) 3,867,927 2,490
2,490
Preferred Stocks 0.4%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $2,054 (8)
(9)(10) 2,085 2,054
2,054
Total United States (Cost $263,086) 266,057
SHORT-TERM INVESTMENTS 6.3%
Money Market Funds 6.3%
T. Rowe Price Government Reserve Fund, 4.97% (11)(12) 34,914,514 34,915
Total Short-Term Investments (Cost $34,915) 34,915
Total Investments in Securities  100.6%
(Cost $556,101) $ 557,291
Other Assets Less Liabilities (0.6)% (3,376)
Net Assets 100.0% $ 553,915
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $311,581 and represents 56.3% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.

T. ROWE PRICE Global High Income Bond Fund

.
.
.
.
.
.
.
.
.
.
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) All or a portion of this loan is unsettled as of September 30, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(7) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(8) Level 3 in fair value hierarchy.
(9) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,054 and represents 0.4% of net assets.
(10) Non-income producing
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global High Income Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 11/4/24 USD 2,269 EUR 2,030 $ 6
BNY Mellon 10/2/24 USD 1,182 EUR 1,071 (10)
Citibank 10/2/24 EUR 1,214 USD 1,347 4
Goldman Sachs 11/4/24 USD 28,708 EUR 25,743 8
HSBC Bank 10/2/24 GBP 15,054 USD 20,182 (56)
HSBC Bank 10/2/24 USD 16,235 GBP 12,312 (226)
HSBC Bank 11/4/24 USD 23,240 GBP 17,338 60
JPMorgan Chase 10/2/24 EUR 2,310 USD 2,570 2
JPMorgan Chase 11/4/24 EUR 618 USD 693 (4)
JPMorgan Chase 11/4/24 USD 4,142 GBP 3,103 (6)
Morgan Stanley 10/2/24 USD 979 EUR 889 (10)
Morgan Stanley 10/2/24 USD 3,572 GBP 2,741 (93)
RBC Dominion
Securities 10/2/24 EUR 90,336 USD 100,820 (253)
RBC Dominion
Securities 10/2/24 USD 96,826 EUR 87,360 (427)
RBC Dominion
Securities 11/4/24 USD 100,957 EUR 90,336 247
Standard Chartered 10/2/24 USD 1,065 EUR 953 4
State Street 10/2/24 EUR 263 USD 293 —
State Street 10/2/24 EUR 41 USD 45 —
State Street 10/2/24 USD 240 EUR 214 2
State Street 10/2/24 USD 4,073 EUR 3,677 (20)
State Street 11/4/24 USD 1,001 EUR 898 —
State Street 11/4/24 USD 1,367 GBP 1,021 2
Net unrealized gain (loss) on open forward
currency exchange contracts $ (770)

T. ROWE PRICE Global High Income Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ —# $ — $ 505+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 5,239  ¤  ¤ $ 34,915^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $505 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $34,915.

T. ROWE PRICE Global High Income Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global High Income Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global High Income Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Global High Income Bond Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global High Income Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 520,322 $ — $ 520,322
Preferred Stocks — — 2,054 2,054
Short-Term Investments 34,915 — — 34,915
Total Securities 34,915 520,322 2,054 557,291
Forward Currency Exchange
Contracts — 335 — 335
Total $ 34,915 $ 520,657 $ 2,054 $ 557,626
Liabilities
Forward Currency Exchange
Contracts $ — $ 1,105 $ — $ 1,105
1
Includes Asset-Backed Securities, Bank Loans, Convertible Bonds, Corporate Bonds and
Municipal Securities.

T. ROWE PRICE Global High Income Bond Fund

exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F36-054Q3 09/24